Commitments and contingencies and other legal matters (Details Narrative)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	May 02, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)
Product Liability Contingency [Line Items]
Other current liabilities | $	$ 95,592			$ 143,073
SOUTH AFRICA | Former Employee [Member]
Product Liability Contingency [Line Items]
Other current liabilities				12,698		R 240,000
Estimate of loss remains				12,698		240,000
SOUTH AFRICA | Former Employee One [Member]
Product Liability Contingency [Line Items]
Other current liabilities				7,936		150,000
Estimate of loss remains				7,936		R 150,000
Loan Agreement [Member] | UNITED KINGDOM
Product Liability Contingency [Line Items]
Other current liabilities			£ 350,000	$ 437,500	£ 350,000		$ 562,000	£ 450,000
Principal amount | £		£ 203,140